Portfolio of Investments (unaudited)
As of June 30, 2024
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —165.2%
ALABAMA—7.3%
Black Belt Energy Gas District
VRDN, Series A, 4.00%, 12/01/2052	$3,000,000	$ 2,986,875
VRDN, Series A, 5.25%, 05/01/2055	600,000	651,971
VRDN, Series D-1, 5.50%, 06/01/2049	570,000	604,921
Energy Southeast A Cooperative District, VRDN, Series B, 5.25%, 07/01/2054	1,000,000	1,069,790
Jacksonville Public Educational Building Authority, (AGM), Series A, 5.25%, 08/01/2053	3,000,000	3,218,464
Southeast Alabama Gas Supply District, VRDN, Series A, 5.00%, 08/01/2054	2,000,000	2,144,300
Total Alabama		10,676,321
ARIZONA—3.4%
Arizona Industrial Development Authority
Series A, 7.75%, 07/01/2050(a)(b)	725,000	43,500
Series A, 4.50%, 07/01/2054	1,115,000	1,005,478
Series B, 5.00%, 01/01/2049	70,000	33,798
Series D-2, 7.75%, 01/01/2054(a)	50,000	21,891
Maricopa County Industrial Development Authority, Series A, 3.00%, 09/01/2051	1,000,000	782,967
Salt River Project Agricultural Improvement & Power District, Series A, 5.00%, 01/01/2047	3,000,000	3,157,147
Total Arizona		5,044,781
ARKANSAS—0.8%
City of Osceola, VRDN, 5.50%, 04/01/2036	1,165,000	1,166,821
CALIFORNIA—15.8%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
(AGM), Series B, 4.38%, 07/01/2049	400,000	395,012
(AGM), Series B, 4.50%, 07/01/2054	500,000	496,237
California Community Choice Financing Authority, VRDN, Series C, 5.25%, 01/01/2054	2,000,000	2,107,740
California Statewide Communities Development Authority, VRDN, Series Q, 6.50%, 05/01/2049	3,811,746	3,823,205
City & County of San Francisco Special Tax District No., Series B, 5.25%, 09/01/2049(a)	550,000	459,699
Golden State Tobacco Securitization Corp.
Series A-1, 5.00%, 06/01/2051	1,500,000	1,554,068
Series B, 0.00%06/01/2066(c)	40,820,000	4,537,751
Inland Empire Tobacco Securitization Corp.
0.00%06/01/2057(a)(c)	3,900,000	300,574
0.00%06/01/2057(a)(c)	2,500,000	157,883
Irvine Facilities Financing Authority, Series A, 4.25%, 05/01/2053	5,000,000	5,017,316
Palomar Health, 5.00%, 11/01/2030	3,335,000	3,267,723
Tobacco Securitization Authority of Southern California
0.00%06/01/2046(c)	3,015,000	498,352
0.00%06/01/2046(c)	3,235,000	640,026
Total California		23,255,586
Shares or Principal Amount		Value

COLORADO—7.7%
Colorado Educational & Cultural Facilities Authority
5.00%, 08/15/2034	$1,000,000	$ 1,001,229
5.00%, 12/15/2045(a)	500,000	500,365
5.25%, 07/01/2046(a)	500,000	501,060
5.13%, 11/01/2049	765,000	764,958
Colorado Health Facilities Authority
8.00%, 08/01/2043	1,660,000	1,342,448
5.00%, 12/01/2054(a)	525,000	319,481
Series A, 5.00%, 12/01/2035	1,000,000	1,001,259
Series A, 5.00%, 11/01/2044	1,465,000	1,525,461
Series A, 5.00%, 05/15/2049	500,000	335,935
Series A, 4.00%, 11/15/2050	500,000	472,764
Series A, 6.25%, 12/01/2050(a)	505,000	340,560
Series A-1, 5.00%, 09/15/2048	750,000	704,863
Fountain Urban Renewal Authority, Series A, 5.50%, 11/01/2044	655,000	648,122
Public Authority for Colorado Energy
6.25%, 11/15/2028	865,000	906,630
6.50%, 11/15/2038	750,000	919,112
Total Colorado		11,284,247
DISTRICT OF COLUMBIA—4.0%
District of Columbia, 5.00%, 06/01/2050	760,000	742,036
Metropolitan Washington Airports Authority Aviation Revenue, Series A, 5.00%, 10/01/2049	5,000,000	5,132,278
Total District of Columbia		5,874,314
FLORIDA—7.6%
Capital Projects Finance Authority, Series A-1, 5.00%, 11/01/2058	1,000,000	982,622
Capital Trust Authority
Series A, 6.00%, 06/15/2054(a)	205,000	214,346
Series A, 6.13%, 06/15/2060(a)	325,000	340,279
Escambia County Health Facilities Authority, Series A, 4.00%, 08/15/2050	1,150,000	1,012,834
Florida Development Finance Corp.
(AGM), 5.00%, 07/01/2044	1,000,000	1,052,498
(AGM), 5.25%, 07/01/2053	800,000	836,809
Series A, 4.00%, 12/15/2051(a)	1,680,000	1,356,912
Hillsborough County Industrial Development Authority, Series A, 3.50%, 08/01/2055	6,875,000	5,442,610
Total Florida		11,238,910
GEORGIA—7.9%
Development Authority of Burke County, VRDN, 5.05%, 11/01/2052	200,000	200,000
Municipal Electric Authority of Georgia
(BAM), Series A, 5.00%, 01/01/2056	5,000,000	5,122,459
Series A, 4.00%, 01/01/2059	4,000,000	3,666,587
(BAM), Series A, 5.00%, 01/01/2063	2,500,000	2,561,229
Total Georgia		11,550,275
IDAHO—3.7%
Idaho Health Facilities Authority, Series A, 3.00%, 03/01/2051	4,630,000	3,550,993

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2024
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
IDAHO (continued)
Idaho Housing & Finance Association
Series A, 4.00%, 07/15/2039	$1,000,000	$ 1,006,327
(SCH BD GTY), Series A, 4.00%, 05/01/2050	1,055,000	917,184
Total Idaho		5,474,504
ILLINOIS—10.1%
Chicago Board of Education Dedicated Capital Improvement Tax
5.00%, 04/01/2045	585,000	621,578
5.00%, 04/01/2046	905,000	915,913
(BAM), 5.75%, 04/01/2048	4,000,000	4,477,903
Chicago O'Hare International Airport
Series A, 5.00%, 01/01/2048	2,500,000	2,529,228
Series B, 5.00%, 01/01/2031	750,000	750,041
Illinois Finance Authority, Series A, 5.00%, 08/15/2051	4,355,000	4,578,534
St. Clair County Community Unit School District No. 187 Cahokia
(AGM), Series A, 5.00%, 01/01/2049	320,000	339,158
(AGM), Series A, 5.00%, 01/01/2054	600,000	633,614
Total Illinois		14,845,969
INDIANA—0.0%
Town of Shoals, 7.25%, 11/01/2043	25,000	25,045
LOUISIANA—1.0%
Greater Ouachita Water Co., (BAM), 4.50%, 09/01/2053	1,000,000	995,291
Louisiana Offshore Terminal Authority, VRDN, Series A, 4.20%, 09/01/2033	500,000	503,597
Total Louisiana		1,498,888
MARYLAND—0.7%
Maryland Economic Development Corp.
Series A-1, 5.00%, 06/01/2038	460,000	476,609
Series A-1, 5.00%, 06/01/2039	500,000	515,214
Total Maryland		991,823
MASSACHUSETTS—2.8%
Massachusetts Development Finance Agency
Series N, 5.25%, 10/01/2039	580,000	609,007
Series N, 5.00%, 10/01/2043	1,075,000	1,088,087
Massachusetts Port Authority, Series B, 4.00%, 07/01/2046	2,500,000	2,384,895
Total Massachusetts		4,081,989
MINNESOTA—5.4%
City of Apple Valley
Series B, 5.00%, 01/01/2047	715,000	430,806
Series D, 7.00%, 01/01/2037	685,000	432,528
Series D, 7.25%, 01/01/2052	1,035,000	577,391
City of Bethel Housing & Health Care Facilities Revenue, Series A, 5.50%, 12/01/2048	500,000	470,580
City of Brooklyn Park
Series A, 5.00%, 03/01/2034	860,000	851,966
Series A, 5.00%, 03/01/2039	170,000	165,153
City of Hayward, 5.75%, 02/01/2044	500,000	411,329
Shares or Principal Amount		Value

City of Minneapolis
5.00%, 11/01/2035	$220,000	$ 207,080
5.25%, 11/01/2045	850,000	780,476
City of Otsego, Series A, 5.00%, 09/01/2034	230,000	229,593
City of Rochester, Series A, 6.88%, 12/01/2048	1,220,000	1,219,991
City of St. Cloud, Series A, 5.00%, 04/01/2046	375,000	315,708
Housing & Redevelopment Authority of The City of St. Paul Minnesota
Series A, 5.00%, 07/01/2030	1,000,000	1,007,826
Series A, 5.50%, 07/01/2038(a)	240,000	244,233
Series A, 5.30%, 07/01/2045	630,000	631,457
Total Minnesota		7,976,117
MISSISSIPPI—2.0%
Mississippi Business Finance Corp., VRDN, Series A, 5.03%, 11/01/2032	2,940,000	2,940,000
MISSOURI—1.1%
Health & Educational Facilities Authority of the State of Missouri, (BAM), 4.00%, 06/01/2053	1,630,000	1,592,579
NEW HAMPSHIRE—4.4%
New Hampshire Business Finance Authority
Series 2, 3.63%, 08/20/2039	999,517	929,405
Series 2, 4.25%, 07/20/2041	2,336,636	2,286,204
Series A, 5.25%, 07/01/2048	1,250,000	1,309,837
Series A, 4.00%, 07/01/2051	2,000,000	1,906,233
Total New Hampshire		6,431,679
NEW JERSEY—2.4%
New Jersey Housing & Mortgage Finance Agency, (FHA), (GNMA), Series B, 5.25%, 12/20/2065	425,000	445,591
New Jersey Transportation Trust Fund Authority, (BAM), Series AA, 4.00%, 06/15/2050	2,210,000	2,154,987
New Jersey Turnpike Authority, Series B, 4.13%, 01/01/2054	1,000,000	993,649
Total New Jersey		3,594,227
NEW YORK—23.8%
City of New York, Series B-1, 5.25%, 10/01/2047	1,500,000	1,650,218
Metropolitan Transportation Authority, (BAM), Series A, 4.00%, 11/15/2048	445,000	433,909
New York City Housing Development Corp.
Series A, 4.85%, 11/01/2053	500,000	509,246
Series A, 5.00%, 05/01/2063	2,000,000	2,049,548
New York Liberty Development Corp., (BAM), Series A, 2.88%, 11/15/2046	7,000,000	5,208,186
New York State Dormitory Authority, (AGM), Series A, 3.00%, 09/01/2050	5,600,000	4,212,152
New York State Thruway Authority, Series C, 5.00%, 03/15/2053	4,000,000	4,309,707

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of June 30, 2024
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York Transportation Development Corp.
6.00%, 04/01/2035	$500,000	$ 565,112
6.00%, 06/30/2054	500,000	549,115
5.00%, 06/30/2060	4,000,000	4,041,517
(AGM), 5.13%, 06/30/2060	2,950,000	3,053,141
(AGM), 5.25%, 06/30/2060	2,250,000	2,355,712
5.38%, 06/30/2060	500,000	516,130
State of New York Mortgage Agency Homeowner Mortgage Revenue, (SONYMA), Series 250, 4.90%, 10/01/2053	3,495,000	3,548,224
Suffolk Regional Off-Track Betting Co., 6.00%, 12/01/2053	200,000	208,461
Westchester County Local Development Corp.
(AGM), 5.75%, 11/01/2048	200,000	222,110
Series A, 5.00%, 05/01/2034	1,500,000	1,500,406
Total New York		34,932,894
NORTH CAROLINA—0.7%
North Carolina Medical Care Commission
Series 2024B-1, 4.25%, 10/01/2028	220,000	221,026
Series A, 5.13%, 10/01/2054	790,000	813,794
Total North Carolina		1,034,820
OHIO—2.6%
Buckeye Tobacco Settlement Financing Authority, Series A-2, 4.00%, 06/01/2048	3,000,000	2,765,025
County of Cuyahoga, 5.50%, 02/15/2057	1,000,000	1,017,078
Total Ohio		3,782,103
OREGON—1.5%
Union County Hospital Facility Authority
5.00%, 07/01/2039	1,665,000	1,691,365
5.00%, 07/01/2047	500,000	493,173
Total Oregon		2,184,538
PENNSYLVANIA—7.6%
Huntingdon County General Authority, Series T, 5.00%, 10/01/2051	2,500,000	2,391,171
Montgomery County Higher Education & Health Authority
Series A, 5.00%, 09/01/2043	3,515,000	3,606,334
(AGM), Series B, 4.00%, 05/01/2056	3,500,000	3,252,084
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, 3.00%, 12/01/2051	2,500,000	1,905,844
Total Pennsylvania		11,155,433
PUERTO RICO—11.7%
Commonwealth of Puerto Rico, Series A1, 4.00%, 07/01/2046	2,340,000	2,116,905
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	6,233,536	6,046,530
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series A-1, 0.00%07/01/2051(c)	34,613,000	8,099,061
Series A-1, 4.75%, 07/01/2053	980,000	965,729
Total Puerto Rico		17,228,225
Shares or Principal Amount		Value

SOUTH CAROLINA—1.7%
South Carolina Jobs-Economic Development Authority, Series A, 4.50%, 11/01/2054	$2,500,000	$ 2,497,306
TENNESSEE—2.0%
Knox County Health Educational & Housing Facility Board, (BAM), Series A-1, 5.00%, 07/01/2064	450,000	462,255
Metropolitan Nashville Airport Authority, Series B, 5.00%, 07/01/2040	2,500,000	2,514,015
Total Tennessee		2,976,270
TEXAS—15.8%
Arlington Higher Education Finance Corp.
Series A, 5.00%, 08/15/2049	420,000	418,295
Series A, 5.00%, 08/15/2054	1,200,000	1,180,435
City of Austin Airport System Revenue, 5.00%, 11/15/2052	5,000,000	5,179,495
Clifton Higher Education Finance Corp.
(PSF-GTD), 4.25%, 04/01/2048	2,000,000	1,983,629
(PSF-GTD), 4.00%, 08/15/2049	300,000	288,318
(PSF-GTD), 4.00%, 08/15/2054	500,000	473,043
(PSF-GTD), Series A, 4.00%, 08/15/2044	560,000	547,589
(PSF-GTD), Series A, 4.13%, 08/15/2049	160,000	155,817
(PSF-GTD), Series A, 4.25%, 08/15/2053	35,000	34,688
Klein Independent School District, (PSF-GTD), 4.00%, 08/01/2043	2,000,000	2,005,032
London Independent School District, (PSF-GTD), 4.00%, 08/15/2052	2,500,000	2,394,814
New Hope Cultural Education Facilities Finance Corp.
Series A, 5.00%, 07/01/2051	135,000	96,068
Series B, 4.75%, 07/01/2051	160,000	78,400
Series C, 5.50%, 07/01/2046(b)	1,250,000	281,250
Series C, 5.75%, 07/01/2051(b)	1,000,000	225,000
Series D, 7.00%, 07/01/2051(b)	1,350,000	189,000
Port of Port Arthur Navigation District, VRDN, 5.05%, 04/01/2040	200,000	200,000
Texas Municipal Gas Acquisition & Supply Corp. IV, VRDN, Series B, 5.50%, 01/01/2054	2,250,000	2,512,683
Texas Private Activity Bond Surface Transportation Corp.
5.00%, 12/31/2055	955,000	960,528
5.00%, 06/30/2058	3,985,000	4,064,312
Total Texas		23,268,396
UTAH—1.3%
City of Salt Lake City Airport Revenue, (AGM), Series A, 4.00%, 07/01/2051	2,000,000	1,864,365
WASHINGTON—4.2%
Skagit County Public Hospital District No. 1, 5.50%, 12/01/2054	900,000	957,325
Washington Higher Education Facilities Authority, 4.00%, 04/01/2047	3,000,000	2,859,445
Washington State Housing Finance Commission, 6.38%, 07/01/2063(a)	2,125,000	2,337,883
Total Washington		6,154,653

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of June 30, 2024
abrdn National Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
WISCONSIN—4.2%
Public Finance Authority
6.25%, 02/01/2039(a)	$3,040,000	$ 3,141,549
5.00%, 06/15/2049	500,000	497,290
7.00%, 12/01/2050(a)	380,000	378,608
Series A, 5.25%, 06/15/2054	700,000	709,234
Series A, 5.00%, 02/01/2062	1,475,000	1,498,548
Total Wisconsin		6,225,229
Total Municipal Bonds		242,848,307
SHORT-TERM INVESTMENT—0.0%
BlackRock Liquidity Funds MuniCash, Institutional shares	62,953	62,959
Total Short-Term Investment		62,959
Total Investments (Cost $240,033,945)—165.2%		242,911,266
Liabilities in Excess of Other Assets—(65.2%)		(95,878,539)
Net Assets—100.0%		$147,032,727

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Security is in default.
(c)	Zero coupon bond. Rate represents yield to maturity.

VRDN	Variable Rate Demand Note

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
June 30, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (formerly, Aberdeen Asset Managers Limited) (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.
Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair
5

Notes to Portfolio of Investments  (concluded)
June 30, 2024 (unaudited)

value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
6